Annual Fund Operating Expenses	Jun. 17, 2025
AAM BRENTVIEW DIVIDEND GROWTH ETF | AAM BRENTVIEW DIVIDEND GROWTH ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.49%
AAM Low Duration Preferred and Income Securities ETF | AAM Low Duration Preferred and Income Securities ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF | AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.49%
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF | AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.55%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.
[3]	Estimated for the current fiscal year.